Note 19 - Capital Structure and Financial Matters - Schedule of Share Capital (Details) $ in Thousands																																			1 Months Ended																2 Months Ended	12 Months Ended
	Sep. 30, 2024 DKK (kr) shares	Sep. 05, 2024 DKK (kr) shares	Sep. 04, 2024 DKK (kr) shares	Aug. 12, 2024 DKK (kr) shares	Feb. 05, 2024 DKK (kr) shares	Feb. 03, 2024 DKK (kr) shares	Jan. 26, 2024 DKK (kr) shares	Dec. 21, 2023 DKK (kr) shares	Dec. 04, 2023 DKK (kr) shares	Nov. 30, 2023 DKK (kr) shares	Nov. 21, 2023 DKK (kr) shares	Nov. 16, 2023 DKK (kr) shares	Nov. 15, 2023 DKK (kr) shares	Nov. 01, 2023 DKK (kr) shares	Oct. 02, 2023 DKK (kr) shares	Sep. 27, 2023 DKK (kr) shares	Sep. 26, 2023 DKK (kr) shares	Sep. 22, 2023 DKK (kr) shares	Jul. 18, 2023 DKK (kr) shares	Jun. 06, 2023 DKK (kr) shares	May 24, 2023 DKK (kr) shares	Feb. 13, 2023 DKK (kr) shares	Feb. 09, 2023 DKK (kr) shares	Feb. 07, 2023 DKK (kr) shares	Jan. 24, 2023 DKK (kr) shares	Jan. 20, 2023 DKK (kr) shares	Jan. 05, 2023 DKK (kr) shares	Jan. 04, 2023 DKK (kr) shares	Dec. 29, 2022 DKK (kr) shares	Dec. 05, 2022 USD ($) shares	Oct. 20, 2022 DKK (kr) shares	Oct. 17, 2022 DKK (kr) shares	Oct. 13, 2022 DKK (kr) shares	Jun. 07, 2022 DKK (kr) shares	Dec. 31, 2024 USD ($) shares	Oct. 31, 2024 DKK (kr) shares	Sep. 30, 2024 USD ($) shares	Jul. 31, 2024 USD ($) shares	Apr. 30, 2024 USD ($) shares	Feb. 29, 2024 shares	Feb. 28, 2024 USD ($) shares	Jan. 31, 2024 USD ($) shares	Sep. 30, 2023 USD ($) shares	Jun. 30, 2023 USD ($) shares	May 31, 2023 USD ($) shares	May 31, 2023 DKK (kr) shares	Sep. 30, 2022 USD ($) shares	Aug. 31, 2022 USD ($) shares	Jun. 30, 2022 USD ($) shares	Apr. 30, 2022 USD ($) shares	Feb. 29, 2024 shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2024 DKK (kr) shares	Dec. 31, 2023 DKK (kr) shares	Mar. 03, 2022 DKK (kr) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 DKK (kr) shares	Nov. 30, 2021 DKK (kr)	Feb. 28, 2021 DKK (kr)
Statement Line Items [Line Items]
Share capital | $																																			$ (1,652)																	$ (1,652)	$ (4,729)	$ 8,303				$ 32,437
Capital increase | $																																																				16,550	9,168	428
70,130,556 (2023: 37,897,780) ordinary shares of DKK 1 each (2023: ordinary shares of DKK 1 each) | $																																			10,516																	10,516	5,899
Total share capital | $																																			10,516																	10,516	5,899
Issued capital [member]
Statement Line Items [Line Items]
Share capital																																			$ 10,516																	10,516	5,899	3,886				$ 3,755		kr 23,141,524	kr 19,198,668
Capital increase | $																																																				$ 4,617	$ 2,013	$ 70
Total share capital | kr																																																							kr 70,130,556	kr 37,897,780
Ordinary shares [member]
Statement Line Items [Line Items]
Capital increase, shares (in shares)																																								7,575,000											7,575,000
Ordinary shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Share capital, shares (in shares)																																			70,130,556																	70,130,556	37,897,780		70,130,556	37,897,780	24,139,413	23,203,808	23,203,808
Share capital | kr																																																							kr 70,131,000	kr 37,898,000	kr 24,139,000		kr 23,204,000
Capital increase, exercise of warrants, shares (in shares)																														42,633						1,240,000		1,640,000	1,960,000								10,836			54,072
Capital increase, exercise of warrants																														$ 43						kr 1,240,000		$ 1,640	$ 1,960								$ 11			$ 54
Capital increase, shares (in shares)		10,000	10,000	10,000	3,125,000	4,450,000	2,633,550	9,726,898	65,724	24,316		77,119	19,387	50,281	54,829	45,807	51,750	54,099	11,348	861,614	16,280	42,808	1,003,802	96,271		259,407	94,278		4,450		64,601	26,396	23,405	428,572
Capital increase | kr		kr 10,000	kr 10,000	kr 10,000	kr 3,125,000	kr 4,450,000	kr 2,634,000	kr 9,727,000	kr 66,000	kr 24,000		kr 77,000	kr 19,000	kr 50,000	kr 55,000	kr 46,000	kr 52,000	kr 54,000	kr 11,000	kr 862,000	kr 16,000	kr 43,000	kr 1,004,000	kr 96,000		kr 259,000	kr 94,000		kr 4,000		kr 65,000	kr 26,000	kr 23,000	kr 429,000
Ordinary shares, issuance one [member] | Issued capital [member]
Statement Line Items [Line Items]
Capital increase, exercise of warrants, shares (in shares)																																			4,840,000		1,070,000				1,975,000	9,216	10,836	150,000	134,730	134,730		92,313	92,313
Capital increase, exercise of warrants																																			$ 4,840		$ 1,070				$ 1,975	$ 9	$ 11	$ 150		kr 135,000		$ 92	$ 92
Capital increase, shares (in shares)											43,950														79,657			186,584
Capital increase | kr											kr 44,000														kr 80,000			kr 187,000
Ordinary shares, issuance two [member] | Issued capital [member]
Statement Line Items [Line Items]
Capital increase, exercise of warrants, shares (in shares)																																			6,630,000						2,060,000			4,824	51,125	51,125		41,085	37,665
Capital increase, exercise of warrants | $																																			$ 6,630						$ 2,060			$ 5	$ 51			$ 41	$ 38
Capital increase, shares (in shares)	316,180										21,136														71,678			447,829
Capital increase | kr	kr 316,000										kr 21,000														kr 72,000			kr 448,000
Ordinary shares, issuance three [member] | Issued capital [member]
Statement Line Items [Line Items]
Capital increase, exercise of warrants, shares (in shares)																																																	17,264
Capital increase, exercise of warrants | $																																																	$ 17
Capital increase, shares (in shares)	253,830
Capital increase | kr	kr 254,000